Fees Summary	Oct. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 692,000
Previously Paid Amount	0.00
Total Fee Amount	105.95
Total Offset Amount	0.00
Net Fee	105.95
Narrative - Max Aggregate Offering Price	$ 692,000
Final Prospectus	true